Trade and other receivables and deferred expenses	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables and deferred expenses
17	Trade and other receivables and deferred expenses
See accounting policies in notes 36(J)(i)-(ii) and (L)(i).

	2022 $	2021 $
Current
Trade receivables, net of loss allowance	41,691,913	47,041,538
Deposits, prepayments and other receivables
- deposit s	1,119,968	955,854
- prepayments	4,965,101	6,450,343
- other receivables	804,045	411,559

	6,889,114	7,817,756
Deferred expenses (note )	4,577,255	—

	53,158,282	54,859,294
Non-current
Deferred expenses (note)	6,307,834	—

	59,466,116	54,859,294

Note:
Deferred expenses represent the advanced bonus payment to a director and certain employees for retention purpose. The balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by the director and those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.

All trade receivables, deposits, prepayments and other receivables are expected to be recovered or recognized as expense within one year
. Trade receivables are due within 30 to 60 days from the date of billing.
Information about the Group’s exposure to credit and market risks, and impairment losses for trade receivables is included in note 31(C).